Financial risk management - Disclosure of Maturity analysis for derivative financial liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	€ 361,519	€ 328,315	€ 317,186
On demand
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	31,561	64,329	39,063
Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	178,574	127,274	144,006
1 to 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	81,384	61,511	57,710
Over 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	70,000	75,201	76,407
Trade payables
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	75,489	73,114	58,151
Trade payables | On demand
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	12,854	34,477	21,993
Trade payables | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	62,635	38,637	36,158
Other current liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	79,355	64,942	25,658
Other current liabilities | On demand
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	18,707	29,704	17,056
Other current liabilities | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	60,648	35,238	8,602
Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	154,653	156,626	166,592
Lease liabilities | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	38,567	38,029	43,687
Lease liabilities | 1 to 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	55,851	55,008	51,091
Lease liabilities | Over 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	60,235	63,589	71,814
Bank overdrafts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		148	14
Bank overdrafts | On demand
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		148	14
Borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	52,022	33,485	66,771
Borrowings | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	16,724	15,370	55,559
Borrowings | 1 to 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	25,533	6,503	6,619
Borrowings | Over 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	€ 9,765	€ 11,612	€ 4,593